SHARE-BASED COMPENSATION (Schedule of Share-based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Fulfillment [Member] USD ($)	Dec. 31, 2014 Fulfillment [Member] CNY	Dec. 31, 2013 Fulfillment [Member] CNY	Dec. 31, 2012 Fulfillment [Member] CNY	Dec. 31, 2014 Marketing [Member] USD ($)	Dec. 31, 2014 Marketing [Member] CNY	Dec. 31, 2013 Marketing [Member] CNY	Dec. 31, 2012 Marketing [Member] CNY	Dec. 31, 2014 Technology and content [Member] USD ($)	Dec. 31, 2014 Technology and content [Member] CNY	Dec. 31, 2013 Technology and content [Member] CNY	Dec. 31, 2012 Technology and content [Member] CNY	Dec. 31, 2014 General and administrative [Member] USD ($)	Dec. 31, 2014 General and administrative [Member] CNY	Dec. 31, 2013 General and administrative [Member] CNY	Dec. 31, 2012 General and administrative [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 343	2,126	1,755	1,922	$ 82	509	412	332	$ 173	1,075	964	1,015	$ 1,081	6,707	7,977	7,918